Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions

8.	Related Party Transactions

In September 2006, the Company entered into a consulting agreement with one of its stockholders whom previously served as chairman, president and CEO of the Company. The Company paid $70,000 and $60,000, respectively, for the six months ended June 30, 2014 and 2013 in consulting fees to this related party.

In addition, one of the Company’s co-founders had previously provided research and development consulting services to the Company and earned an aggregate of $320,000 of fees from inception to January 2010. Of the $320,000, $52,500 has been deferred for payment until the Company’s next equity financing. As of June 30, 2014 and December 31, 2013, the $52,500 deferred payment was included in the accrued expenses.

See Note 5 for related party notes payable to MTF.

8.	Related Party Transactions

In September 2006, the Company entered into a consulting agreement with one of its stockholders whom previously served as chairman, president and CEO of the Company. The Company paid $120,000 for each year ended December 31, 2013 and 2012, in consulting fees to this related party.

In addition, one of the Company’s co-founders had previously provided research and development consulting services to the Company and earned an aggregate of $320,000 of fees from inception to January 2010. Of the $320,000, $52,500 has been deferred for payment until the Company’s next equity financing. As of December 31, 2013 and December 31, 2012, the $52,500 deferred payment was included in the accrued expenses.

During the year ended December 31, 2013 a related party, MTF, advanced $41,300 (2012 - $0) to the Company.

See Note 5 for related party notes payable to MTF.